Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net	Inventories consisted of the following:

	March 31, 2021	December 31, 2020
Growing crops	$3,275	$2,606
Raw materials	1,597	781
Finished goods	31	—
Total inventories, net	$4,903	$3,387
Inventories, net consisted of the following at December 31, 2020:

Finished goods	$—
Raw materials	781,222
Growing crops	2,605,891
Total inventories, net	$3,387,113